Revenue (Details) - Schedule of deferred contract cost activity - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of deferred contract cost activity [Abstract]
Deferred contract costs Beginning Balance	$ 261	$ 228
Additions	112	512
Amortized costs	$ (113) [1]	(479) [2]
Deferred contract costs Ending Balance		$ 261

[1]	Includes contract costs amortized to sales and marketing expense during the period.
[2]	Includes contract costs amortized to sales and marketing expense during the period.